UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7616

        Nuveen Missouri Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Missouri Premium Income Municipal Fund (NOM)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 3.1%

$1,000	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble	No Opt. Call	AA-	$ 1,046,200
	Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)

	Education and Civic Organizations - 6.3%

625	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St.	6/10 at 100.00	Baa2	664,650
	Louis, Series 2000, 6.750%, 6/15/30

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Louis Priory School,	2/08 at 101.00	A3	521,070
	Series 2000, 5.650%, 2/01/25

365	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series	4/11 at 100.00	Aaa	407,807
	2001, 5.500%, 4/01/18 - MBIA Insured

500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center Multipurpose	12/04 at 100.00	N/R	516,650
	Arena, Series 1992, 7.875%, 12/01/24 (Alternative Minimum Tax)

	Healthcare - 29.2%

1,800	Johnson County, Missouri, Hospital Revenue Bonds, Western Missouri Medical Center, Series	6/10 at 100.00	AA	1,990,368
	2000, 6.000%, 6/01/20 - RAAI Insured

2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series	6/11 at 101.00	AAA	2,592,375
	2001A, 5.250%, 6/01/28 - AMBAC Insured

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Luke's Health System,	6/11 at 101.00	AAA	520,125
	Series 2001, 5.250%, 12/01/26 - FSA Insured

	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2003:
1,500	5.125%, 5/15/25	5/13 at 100.00	AA	1,543,935
1,155	5.250%, 5/15/32	5/13 at 100.00	AA	1,187,074

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System,	2/14 at 100.00	BBB+	512,280
	Series 2003, 5.700%, 2/15/34

425	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System,	2/06 at 102.00	BBB+	440,003
	Series 1996, 6.500%, 2/15/21

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Anthony's Medical Center,	12/10 at 101.00	A	1,057,460
	Series 2000, 6.250%, 12/01/30

	Housing/Multifamily - 7.5%

750	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Series 2001-II,	12/11 at 100.00	AA	802,605
	5.250%, 12/01/16

500	St. Charles County Industrial Development Authority, Missouri, FHA-Insured Multifamily Housing	4/08 at 102.00	AAA	509,245
	Revenue Bonds, Ashwood Apartments, Series 1998A, 5.600%, 4/01/30 (Alternative Minimum Tax) -
	FSA Insured

545	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Multifamily	4/07 at 102.00	AAA	575,803
	Housing Revenue Refunding Bonds, South Summit Apartments, Series 1997A, 5.950%, 4/20/17

600	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Multifamily	4/07 at 102.00	AAA	628,404
	Housing Revenue Refunding Bonds, South Summit Apartments, Series 1997B, 6.000%, 10/20/15
	(Alternative Minimum Tax)

	Housing/Single Family - 2.3%

205	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan	3/06 at 105.00	AAA	205,894
	Program, Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)

315	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan	9/06 at 105.00	AAA	317,800
	Program, Series 1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)

235	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan	3/10 at 100.00	AAA	246,501
	Program, Series 2000B-1, 6.250%, 3/01/31 (Alternative Minimum Tax)

	Long-Term Care - 5.4%

1,750	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services,	2/14 at 100.00	N/R	1,778,455
	Heisinger Project, Series 2004, 5.500%, 2/01/35

50	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox	8/09 at 101.00	N/R	53,215
	Village, Series 1999, 6.000%, 8/15/17

	Materials - 2.2%

750	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series	6/13 at 101.00	BBB	754,005
	2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)

	Tax Obligation/General - 35.2%

500	Jackson County R-7 School District, Lees Summit, Missouri, General Obligation Refunding and	3/12 at 100.00	AAA	548,400
	Improvement Bonds, Series 2002, 5.250%, 3/01/18 - FSA Insured

1,630	North Kansas City School District, Missouri, General Obligation Bonds, Series 2003A,	3/13 at 100.00	AA+	1,701,671
	5.000%, 3/01/23

1,500	Puerto Rico, Public Improvement General Obligation Refunding Bonds, Series 2001A, 5.500%,	No Opt. Call	AAA	1,755,195
	7/01/20 - MBIA Insured

2,020	Ritenour Consolidated School District, St. Louis County, Missouri, General Obligation Bonds, Series	No Opt. Call	AAA	2,503,184
	1995, 7.375%, 2/01/12 - FGIC Insured

1,500	St. Charles County Francis Howell School District, Missouri, General Obligation Refunding Bonds,	No Opt. Call	AAA	1,673,970
	Series 1994A, 7.800%, 3/01/08 - FGIC Insured

1,000	St. Louis County Pattonville R3 School District, Missouri, General Obligation Bonds, Series 2000,	3/10 at 101.00	AAA	1,129,260
	5.750%, 3/01/17 - FGIC Insured

895	St. Louis Board of Education, Missouri, General Obligation Refunding Bonds, Series 1993A, 8.500%,	No Opt. Call	AAA	1,038,764
	4/01/07 - FGIC Insured

1,405	St. Louis Board of Education, Missouri, General Obligation Refunding Bonds, Series 2003A, 5.000%,	4/13 at 100.00	AAA	1,503,547
	4/01/19 - FSA Insured

	Tax Obligation/Limited - 30.4%

750	Fenton, Missouri, Tax Increment Refunding and Improvement Bonds, Gravois Bluffs Project, Series	10/12 at 100.00	N/R	770,618
	2002, 6.125%, 10/01/21

750	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series	3/09 at 101.00	N/R	789,922
	1999, 5.850%, 3/01/19

1,000	Kansas City Land Clearance Redevelopment Authority, Missouri, Lease Revenue Bonds, Municipal	12/05 at 102.00	AAA	1,068,510
	Auditorium and Muehlebach Hotel Redevelopment Projects, Series 1995A, 5.900%, 12/01/18 -
	FSA Insured

2,000	Missouri Development Finance Board, Kansas City, Infrastructure Facilities Revenue Bonds, Midtown	4/10 at 100.00	AAA	2,240,360
	Redevelopment Project, Series 2000A, 5.750%, 4/01/22 - MBIA Insured

450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds,	3/10 at 101.00	AAA	508,167
	Series 1999, 5.750%, 3/01/19 - MBIA Insured

1,000	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Carnahan Courthouse,	2/12 at 100.00	Aaa	1,145,100
	Series 2002A, 5.750%, 2/15/16 - FGIC Insured

2,000	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	6/10 at 100.00	AAA	2,291,340
	Projects, Series 2000A, 6.125%, 6/01/21 - AMBAC Insured

1,380	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	11/11 at 100.00	Aaa	1,435,931
	Parking Garage, Series 2002D, 5.000%, 11/01/22 - AMBAC Insured

	Transportation - 4.7%

500	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International Airport,	4/11 at 101.00	AAA	509,945
	Series 2001, 5.000%, 4/01/23 (Alternative Minimum Tax) - AMBAC Insured

1,000	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement	9/09 at 102.00	N/R	1,081,190
	Bonds, LCRA Parking Facilities, Series 1999C, 7.000%, 9/01/19

	U.S. Guaranteed*** - 9.9%

675	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System,	2/06 at 102.00	BBB+***	732,645
	Series 1996, 6.500%, 2/15/21 (Pre-refunded to 2/15/06)

300	St. Charles School District, Missouri, General Obligation Bonds, Series 1996A, 5.625%, 3/01/14	3/06 at 100.00	AA+***	317,547
	(Pre-refunded to 3/01/06)

1,000	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%,	No Opt. Call	AAA	1,145,730
	7/01/20 (Alternative Minimum Tax)

950	Texas County, Missouri, Hospital Revenue Bonds, Texas County Memorial Hospital, Series 2000,	6/10 at 100.00	N/R***	1,154,022
	7.250%, 6/15/25 (Pre-refunded to 6/15/10)

	Utilities - 5.7%

1,800	Springfield Public Utilities Board, Missouri, Certificates of Participation, Series 2001, 5.000%,	12/09 at 100.00	AAA	1,930,068
	12/01/17 - AMBAC Insured

	Water and Sewer - 4.0%

640	Metropolitan St. Louis Sewerage District, Missouri, Revenue Bonds, Wastewater System, Series 2004A,	5/14 at 100.00	AAA	686,349
	5.000%, 5/01/20 - MBIA Insured

350	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control Revenue	No Opt. Call	Aaa	428,701
	Bonds, State Revolving Fund Program - Kansas City Project, Series 1997C, 6.750%, 1/01/12

210	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control Revenue	1/06 at 101.00	Aaa	222,648
	Bonds, Multi-Participants State Revolving Fund Program, Series 1996D, 5.875%, 1/01/15

$45,275	Total Long-Term Investments (cost $45,823,837) - 145.9%			49,184,708

	Other Assets Less Liabilities - 1.6%			529,146

	Preferred Shares, at Liquidation Value - (47.5)%			(16,000,000)

	Net Assets Applicable to Common Shares - 100%			$33,713,854

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
	Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are normally
	considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At August 31, 2004, the cost of investments was $45,804,206.

	Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$3,410,171
	Depreciation	(29,669)

	Net unrealized appreciation of investments	$3,380,502

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Missouri Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.